OTHER LIABILITIES (Details) - Nonrelated party ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
Current non-financial liabilities:
Provision for contract penalty, compensations and purchase commitments	₫ 1,853,326	$ 76,158,866	₫ 1,381,631
Provision for residual guarantee program	140,461	5,771,975
Tax payables	2,041,629	83,896,815	635,967
Assurance-type warranties	2,215,403	91,037,723	895,086
Payables to employees	993,210	40,814,054	802,163
Others	2,229,754	91,627,450	669,641
TOTAL CURRENT LIABILITIES	9,473,783	389,306,883	13,875,625	[1]
Non-current non-financial liabilities:
Assurance-type warranties	3,414,032	140,293,076	1,665,963
Provision for residual guarantee program	857,308	35,229,423
Payable relating to government grant	1,892,983	77,788,494	396,696
Others	135,790	5,580,028	131,594
TOTAL NON-CURRENT LIABILITES	₫ 6,300,113	$ 258,891,021	2,194,253	[1]
Nam An
Current non-financial liabilities:
Payables relating to business cooperation contract			5,814,429
Huong Hai
Current non-financial liabilities:
Payables relating to business cooperation contract			₫ 3,676,708

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).